CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 318,485	$ 295,937	$ 243,494
Accounts receivable	12,878	4,415	1,224
Prepaid expenses	233,905	0
Due from Fvndit, Inc.	0	25,142	24,498
Digital Asset	0	6,107	0
Total current assets	565,268	331,601	269,216
Equipment, net	76	632	1,373
Intangible assets, net	313,508	0
Other assets	0	296,405	298,056
TOTAL ASSETS	878,852	628,638	568,645
Current liabilities:
Accounts payable	8,973	4,502	1,077
Accrued expenses	442,402	427,293	0
Loan from stockholder	125,000	125,000
Deferred revenues		0	613
Loan from stockholder		125,000	0
Total current liabilities	576,375	556,795	1,690
TOTAL LIABILITIES	576,375	556,795	1,690
STOCKHOLDERS' EQUITY:
Preferred stock, $0.0001 par value, 50,000,000 shares authorized; 40,000,000 shares issued and outstanding	4,000	4,000	4,000
Common stock, $0.0001 par value, 500,000,000 shares authorized; 69,169,858 and 70,404,086 shares issued and outstanding as of September 30, 2022, and December 31, 2021, respectively	6,917	7,040	6,898
Additional paid-in capital	4,353,558	3,344,890	2,215,020
Accumulated deficit	(4,061,998)	(3,284,087)	(1,658,963)
Total stockholders' equity	302,477	71,843	566,955
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 878,852	$ 628,638	$ 568,645